SEGMENTED INFORMATION - FINANCIAL INFORMATION (Details) - CAD CAD in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segmented Information
Revenues		CAD 33,794	CAD 37,641	CAD 32,918
Commodity and gas distribution costs		(25,241)	(29,483)	(26,807)
Operating and administrative		(4,248)	(3,281)	(3,014)
Depreciation and amortization		(2,024)	(1,577)	(1,370)
Environmental costs, net of recoveries		21	(100)	(362)
Goodwill impairment		(440)	0	0
Total operating income		1,862	3,200	1,365
Income/(loss) from equity investments		475	368	330
Other income/(expense)		(702)	(266)	(135)
Interest income/(expense)		(1,624)	(1,129)	(947)
Income taxes recovery/(expense)		(170)	(611)	(123)
Earnings/(loss) from continuing operations		(159)	1,562	490
Discontinued operations
Earnings from discontinued operations before income taxes			73	6
Income taxes from discontinued operations			(27)	(2)
Earnings from discontinued operations			46	4
Earnings/(loss)		(159)	1,608	494
Earnings/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests		410	(203)	135
Preference share dividends		(288)	(251)	(183)
Earnings/(loss) attributable to Enbridge Inc. common shareholders		(37)	1,154	446
Additions to property, plant and equipment		7,275	10,527	8,236
Total Assets		84,664	72,857
Liquids Pipelines
Segmented Information
Revenues		1,730	2,283	2,272
Commodity and gas distribution costs		(8)
Operating and administrative		(1,223)	(1,101)	(1,006)
Depreciation and amortization		(520)	(498)	(429)
Environmental costs, net of recoveries		4	7	(79)
Total operating income		(17)	691	758
Income/(loss) from equity investments		296	160	118
Other income/(expense)		11	12	39
Interest income/(expense)		(532)	(372)	(319)
Income taxes recovery/(expense)		20	(24)	(165)
Earnings/(loss) from continuing operations			467	431
Discontinued operations
Earnings/(loss)		(222)	467	431
Earnings/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests		(2)	(4)	(4)
Earnings/(loss) attributable to Enbridge Inc. common shareholders		(224)	463	427
Additions to property, plant and equipment		2,957	5,917	4,360
Total Assets		12,541	27,657
Liquids Pipelines | Canadian Liquids Pipeline business and certain Canadian renewable energy assets
Segment Transfers
Revenues from assets		603	1,679	1,752
Earnings (loss) from assets		(403)	320	261
Assets from transfer			17,766
Gas Distribution
Segmented Information
Revenues		3,560	3,216	2,741
Commodity and gas distribution costs		(2,300)	(1,979)	(1,585)
Operating and administrative		(537)	(530)	(534)
Depreciation and amortization		(308)	(304)	(321)
Total operating income		415	403	301
Other income/(expense)		(1)	(8)	20
Interest income/(expense)		(168)	(165)	(160)
Income taxes recovery/(expense)		(24)	(17)	(32)
Earnings/(loss) from continuing operations			213	129
Discontinued operations
Earnings/(loss)		222	213	129
Earnings/(loss) attributable to Enbridge Inc. common shareholders		222	213	129
Additions to property, plant and equipment		858	603	533
Total Assets		9,546	9,320
Gas Pipelines, Processing and Energy Services
Segmented Information
Revenues		20,862	23,023	20,310
Commodity and gas distribution costs		(20,008)	(21,921)	(20,244)
Operating and administrative		(238)	(175)	(221)
Depreciation and amortization		(178)	(114)	(75)
Total operating income		438	813	(230)
Income/(loss) from equity investments		(13)	136	154
Other income/(expense)		20	38	39
Interest income/(expense)		(109)	(98)	(81)
Income taxes recovery/(expense)		(142)	(318)	50
Earnings/(loss) from continuing operations			571	(68)
Discontinued operations
Earnings from discontinued operations before income taxes			73	6
Income taxes from discontinued operations			(27)	(2)
Earnings from discontinued operations			46	4
Earnings/(loss)		194	617	(64)
Earnings/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests		24
Earnings/(loss) attributable to Enbridge Inc. common shareholders		218	617	(64)
Additions to property, plant and equipment		226	678	744
Total Assets		7,793	7,601
Segment Transfers
Assets from transfer			1,095
Gas Pipelines, Processing and Energy Services | Canadian Liquids Pipeline business and certain Canadian renewable energy assets
Segment Transfers
Revenues from assets		83	91	44
Earnings (loss) from assets		1	(2)	(55)
Gas Pipelines, Processing and Energy Services | Alliance Pipeline
Segment Transfers
Earnings (loss) from assets			41	43
Sponsored Investments
Segmented Information
Revenues		7,642	9,119	7,595
Commodity and gas distribution costs		(2,927)	(5,583)	(4,978)
Operating and administrative		(2,211)	(1,438)	(1,226)
Depreciation and amortization		(986)	(642)	(530)
Environmental costs, net of recoveries		17	(107)	(283)
Goodwill impairment		(440)
Total operating income		1,095	1,349	578
Income/(loss) from equity investments		201	86	56
Other income/(expense)		(33)	5	37
Interest income/(expense)		(661)	(559)	(409)
Income taxes recovery/(expense)		(499)	(263)	(133)
Earnings/(loss) from continuing operations			618	129
Discontinued operations
Earnings/(loss)		103	618	129
Earnings/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests		376	(199)	139
Earnings/(loss) attributable to Enbridge Inc. common shareholders		479	419	268
Additions to property, plant and equipment		3,158	3,269	2,565
Total Assets		50,237	23,515
Ownership percentage transfer between segments	50.00%
Corporate
Segmented Information
Commodity and gas distribution costs		2
Operating and administrative		(39)	(37)	(27)
Depreciation and amortization		(32)	(19)	(15)
Total operating income		(69)	(56)	(42)
Income/(loss) from equity investments		(9)	(14)	2
Other income/(expense)		(699)	(313)	(270)
Interest income/(expense)		(154)	65	22
Income taxes recovery/(expense)		475	11	157
Earnings/(loss) from continuing operations			(307)	(131)
Discontinued operations
Earnings/(loss)		(456)	(307)	(131)
Earnings/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests		12
Preference share dividends		(288)	(251)	(183)
Earnings/(loss) attributable to Enbridge Inc. common shareholders		(732)	(558)	(314)
Additions to property, plant and equipment		76	60	34
Interest income - intersegment		822	694	CAD 443
Total Assets		4,547	CAD 4,764
Out of period adjustments
Out of period non-cash adjustment to income taxes		CAD 71